Transactions With Former Parent — Cyxtera	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Transactions With Former Parent Disclosure [Abstract]
Transactions with Former Parent — Cyxtera

Note 2. Transactions with Former Parent — Cyxtera

Prior to December 31, 2019, Appgate was wholly owned by Cyxtera Technologies, Inc. (“Cyxtera” or “former Parent”). On December 31, 2019, Cyxtera consummated several transactions (the “Cyxtera Spin-Off”), following which Appgate became a stand-alone entity. The transaction separated Cyxtera’s data center business from Appgate’s cybersecurity business. Over time, Appgate has entered into several agreements and transactions with Cyxtera (and/or one or more of its subsidiaries), SIS Holdings, and certain equity owners of SIS Holdings. These agreements, relationships and transactions are described below.

Service Provider Fees

In connection with the formation of Cyxtera in 2017, certain equity owners of SIS Holdings and/or affiliates thereof (collectively, the “Service Providers”) entered into a Services Agreement (the “Services Agreement”), dated May 1, 2017, with Cyxtera and all of Cyxtera’s subsidiaries and controlled affiliates as of such date, including Appgate (collectively, the “Company Group”). Under the Services Agreement, the Service Providers agreed to provide members of the Company Group with certain executive and management, financial, consulting, human resources and advisory services as requested by members of the Company Group from time to time. Pursuant to the Services Agreement, the Company Group also agreed to pay the Service Providers an annual service fee in the aggregate amount of $1.0 million in equal quarterly installments. Amounts allocated to Appgate during each of the three and nine months ended September 30, 2020 under the Services Agreement through the Intercompany Master Services Agreement described below were insignificant. The Service Providers waived all fees under the Services Agreement for 2021. The Services Agreement was terminated on July 29, 2021.

Cyxtera Management Inc. Intercompany Master Services Agreement Fee

In connection with the formation of Cyxtera in 2017, the Company Group entered into an Intercompany Master Services Agreement (the “Intercompany Master Services Agreement”). Under the Intercompany Master Services Agreement, Cyxtera Management, Inc., a wholly owned subsidiary of Cyxtera (the “Management Company”), agreed to provide certain services to other members of the Company Group from time to time, including financial, accounting, administrative, facilities and other services. The variable costs in the agreement were allocated based on sales bookings, revenue, number of customers, number of employees, number of vendor payments, and number of customer invoices. The Intercompany Master Services Agreement was terminated on July 29, 2021.

Cyxtera Management Inc. Transition Services Agreement

Upon consummation of the Cyxtera Spin-Off, Appgate and the Management Company entered into a transition services agreement (the “Transition Services Agreement”), pursuant to which the Management Company provided certain transition services to us, and we provided certain transition services to the Management Company. The term under the Transition Services Agreement commenced on January 1, 2020 and ended on June 30, 2021. Substantially all of the obligations under the Transition Services Agreement ceased on December 31, 2020. For the three and nine months ended September 30, 2020, the Management Company charged us $1.0 million and $3.7 million, respectively, for services rendered under the Transition Services Agreement, including $0.4 million and $1.1 million, respectively, of short-term lease costs, and $29 thousand and $0.1 million, respectively, of variable lease costs during the same periods. Charges under the Transition Services Agreement for the three and nine months ended September 30, 2021 were insignificant. Costs incurred under the Transition Services Agreement are included in general and administrative expenses in the condensed consolidated statement of operations for the three and nine months ended September 30, 2020.

For the nine months ended September 30, 2021, we charged the Management Company $0.1 million of fees for services provided to the Management Company and its affiliates under the Transition Services Agreement (nothing was charged during the three months ended September 30, 2021). For the three and nine months ended September 30, 2020, we charged the Management Company $0.1 million and $0.3 million, respectively, of fees for services provided to the Management Company and its affiliates by Appgate under the Transition Services Agreement. Income for these services is included in other expense, net in the condensed consolidated statement of operations for the three and nine months ended September 30, 2021 and 2020.

On February 8, 2021, we made a payment of $1.0 million to Cyxtera (and/or its subsidiaries) as settlement in full of trade balances with Cyxtera and its subsidiaries and other amounts due to/from under the Intercompany Master Services Agreement and the Transition Services Agreement, which trade balances and other amounts totaled $2.6 million. Because the Management Company was an affiliate under common control with us at the time of repayment, the settlement of these amounts was recognized as a capital contribution of $1.6 million.

Promissory Notes

On March 31, 2019, we issued promissory notes to each of Cyxtera and the Management Company (together, the “Promissory Notes”) evidencing funds borrowed at such time by Appgate from each of Cyxtera and the Management Company, as well as potential future borrowings. The Promissory Notes had a combined initial aggregate principal amount of $95.2 million and provided for additional borrowings during the term of the Promissory Notes for additional amounts not to exceed approximately $52.5 million in the aggregate (approximately $147.7 million including the initial aggregate principal amount). Interest accrued on the unpaid principal balance of the Promissory Notes at a rate per annum equal to 3%; provided, that with respect to any day during the period from the date of the Promissory Notes through December 31, 2019, interest was calculated assuming that the unpaid principal balance of the Promissory Notes on such day was the unpaid principal amount of the notes on the last calendar day of the quarter in which such day occurs. Interest was payable upon the maturity date of the Promissory Notes. Each of the Promissory Notes had an initial maturity date of March 30, 2020 and was extended through March 30, 2021 by amendments entered into effective as of March 30, 2020.

During 2020, we received advances of $19.4 million under the Promissory Notes. The outstanding principal and interest under the Promissory Notes aggregated $153.8 million as of December 31, 2020. Management believes that the carrying value of the Promissory Notes approximated fair value.

During the three and nine months ended September 30, 2020, we recognized $1.0 million and $3.0 million, respectively, of interest expense on the Promissory Notes. During the nine months ended September 30, 2021, we recognized $0.5 million of interest expense on the Promissory Notes.

On February 8, 2021, we repaid Cyxtera $20.6 million, representing the entirety of the then outstanding principal and interest of $20.6 million under the Promissory Note held by Cyxtera, and we made a partial repayment of $99.0 million to the Management Company on the then outstanding principal and interest of $133.6 million under the Promissory Note held by the Management Company. On that same date, the Management Company issued us a payoff letter, extinguishing the balance remaining unpaid following such repayment. Because Cyxtera was our direct parent at the time of issuance of the Promissory Notes and an affiliate under common control with us at the time of repayment, we recognized the note extinguishment of $34.6 million as a capital contribution.

Note 2. Transactions with Former Parent — Cyxtera

As discussed in Note 1, on December 31, 2019, Cyxtera consummated the Cyxtera Spin-Off, following which Appgate became a stand-alone entity. The transaction separated Cyxtera’s data center business from Appgate’s cybersecurity business. Over time, Appgate has entered into several agreements and transactions with Cyxtera (and/or one or more of its subsidiaries), SIS Holdings and certain equity owners of SIS Holdings. These agreements, relationships and transactions are described below.

Service Provider Fees

In connection with the formation of Cyxtera in 2017, certain equity owners of SIS Holdings and/or affiliates thereof (collectively, the “Service Providers”) entered into a Services Agreement (the “Services Agreement”), dated May 1, 2017, with the Company Group. Under the Services Agreement, the Service Providers agreed to provide certain executive and management, financial, consulting, human resources and advisory services as requested by members of the Company Group from time to time. Pursuant to the Services Agreement, the Company Group also agreed to pay the Service Providers an annual service fee in the aggregate amount of $1.0 million in equal quarterly installments. Appgate was allocated $0.1 million in each of 2020 and 2019 under the Services Agreement through the Intercompany Master Services Agreement described below. The Services Agreement was terminated on July 29, 2021.

Cyxtera Management Inc. Intercompany Master Services Agreement Fee

In connection with the formation of Cyxtera in 2017, the Company Group entered into the Intercompany Master Services Agreement. Under the Intercompany Master Services Agreement, the Management Company agreed to provide certain services to other members of the Company Group from time to time, including financial, accounting, administrative, facilities and other services. In 2019, approximately $21.3 million was allocated to Appgate under the Intercompany Master Services Agreement, including $0.6 million of variable lease costs and $1.3 million related to equity-based compensation costs. The variable costs in the Intercompany Master Services Agreement were allocated based on sales bookings, revenue, number of customers, number of employees, number of vendor payments, and number of customer invoices. See Note 1 for details regarding classification of these costs in the consolidated statement of operations for 2019.

The Intercompany Master Services Agreement was terminated on July 29, 2021.

Cyxtera Management Inc. Transition Services Agreement

Upon consummation of the Cyxtera Spin-Off, Appgate and the Management Company entered into a transition services agreement (the “Transition Services Agreement”), pursuant to which the Management Company provided certain transition services to us, and we provided certain transition services to the Management Company. The term under the Transition Services Agreement commenced on January 1, 2020 and ended on June 30, 2021. Substantially all of the obligations under the Transition Services Agreement ceased on December 31, 2020. During 2020, the Management Company charged us $4.2 million for services rendered under the Transition Services Agreement, including $1.5 million and $0.1 million of short-term lease cost and variable lease costs. Costs incurred under the Transition Services Agreement are included in general and administrative expenses in the consolidated statement of operations for 2020. During 2020, we charged the Management Company $0.3 million of fees for services provided to the Management Company and its affiliates by Appgate under the Transition Services Agreement. Income for these services is included in other expenses, net in the consolidated statement of operations for 2020.

Promissory Notes

On March 31, 2019, we issued promissory notes to each of Cyxtera and the Management Company (together, the “Promissory Notes”) evidencing funds borrowed at such time by Appgate from each of Cyxtera and the Management Company, as well as potential future borrowings. The Promissory Notes had a combined initial aggregate principal amount of $95.2 million and provided for additional borrowings during the term of the Promissory Notes for additional amounts not to exceed approximately $52.5 million in the aggregate (approximately $147.7 million including the initial aggregate principal amount). Interest accrued on the unpaid principal balance of the Promissory Notes at a rate per annum equal to 3%; provided, that with respect to any day during the period from the date of the Promissory Notes through December 31, 2019, interest was calculated assuming that the unpaid principal balance of the Promissory Notes on such day was the unpaid principal amount of the notes on the last calendar day of the quarter in which such day occurs. Interest was payable upon the maturity date of the Promissory Notes. Each of the Promissory Notes had an initial maturity date of March 30, 2020 and was extended through March 30, 2021 by amendments entered into effective as of March 30, 2020.

The outstanding principal and interest under the Promissory Notes was $153.8 million and $130.3 million as of December 31, 2020 and 2019, respectively. Management believes that the carrying value of the Promissory Notes approximates fair value.

As discussed in Note 17 — Subsequent Events, on February 8, 2021, we repaid Cyxtera $20.6 million, representing the entirety of the then outstanding principal and interest under the Promissory Note held by Cyxtera, and we made a partial repayment of $99.0 million to the Management Company on the then outstanding principal and interest of $133.6 million under the Promissory Note held by the Management Company. On that same date, the Management Company issued us a payoff letter, extinguishing the balance remaining unpaid following such repayment. Because Cyxtera was our direct parent at the time of issuance of the Promissory Notes and an affiliate under common control with us at the time of repayment, we recognized the note extinguishment of $34.6 million as a capital contribution in 2021.